SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life of Property and Equipment	5 years	5 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life of Property and Equipment	7 years	7 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life of Property and Equipment	6 years	6 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life of Property and Equipment	7 years	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives of Property and Equipment	Lease Term	Lease Term
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life of Property and Equipment	5 years	5 years